Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Declaration of Dividends/Distributions
The General Partner's board of directors declared the following dividends/distributions at its regularly scheduled board meeting held on January 29, 2014:

Class of stock/units	Quarterly Amount per Share or Unit	Record Date	Payment Date
Common	$0.170000	February 14, 2014	February 28, 2014
Preferred (per depositary share):
Series J	$0.414063	February 14, 2014	February 28, 2014
Series K	$0.406250	February 14, 2014	February 28, 2014
Series L	$0.412500	February 14, 2014	February 28, 2014